Summary of Significant Accounting Policies (Details) - Schedule of depreciation using straight-line method to allocate their cost to their residual values over their estimated useful lives	12 Months Ended
Dec. 31, 2022
Computers, server & switch and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Wi-Fi terminals for data connectivity services [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	2 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Over the shorter of lease term or 3 years